Stock Option (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stock options outstanding	995,000	995,000
Stock options vested	795,000	795,000
Exercise Price 2.25 [Member]
Exercise price	$ 2.25	$ 2.25
Stock options outstanding	400,000	400,000
Weighted average remaining contractual life – years	2 years 5 months 12 days	2 years 8 months 12 days
Stock options vested	200,000	200,000
Exercise Price 3 [Member]
Exercise price	$ 3.00	$ 3.00
Stock options outstanding	595,000	595,000
Weighted average remaining contractual life – years	2 years 18 days	2 years 3 months 19 days
Stock options vested	595,000	595,000